Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Intangible assets	€ 22,059	€ 17,038
Right-of-use assets	3,366	1,988
Property, plant, and equipment	5,389	2,958
Other investments and other assets	3,373	2,084
Trade and other receivables (non-current)	4	4
Deferred tax assets
Non-current assets	34,192	24,072
Inventories	53,137	13,063
Contract assets	6	973
Trade and other receivables (current)	17,666	11,304
Cash and cash equivalents	34,441	101,813
Current assets	105,250	127,152
Total assets	139,442	151,224
Share capital	4	4
Capital reserves	216,815	214,100
Other equity	45	(2)
Retained earnings	(117,211)	(29,570)
Profit (loss)	(18,906)	(87,640)
Equity attributable to owners of the Company	80,747	96,892
Non-controlling interests
Total equity	80,747	96,892
Lease liabilities (non-current)	2,635	1,537
Warrant liabilities (non-current)	2,439	12,767
Trade and other payables (non-current)	150	158
Contract liabilities (non-current)	138	132
Other provisions (non-current)	6,719	7,438
Deferred tax liabilities	4,241	1,859
Non-current liabilities	16,322	23,892
Lease liabilities (current)	842	528
Loans and borrowings (current)		7,522
Trade and other payables (current)	15,702	14,000
Contract liabilities (current)	23,583	6,208
Income tax liabilities (current)	189
Other provisions (current)	2,056	2,182
Current liabilities	42,373	30,440
Total liabilities	58,695	54,332
Total equity and liabilities	€ 139,442	€ 151,224